Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	June 30, 2021	December 31, 2020
AGM domain names	$14,800	14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(5,427)	(4,687)
Total intangible assets, net	9,373	10,113